CONVERTIBLE NOTES PAYABLE - Adar Bays (Details)	Jan. 23, 2015 USD ($)
CONVERTIBLE NOTES PAYABLE - Adar Bays
Company issued Adar Bays convertible promissory notes in the principal amount	$ 44,000
Adar Bays note bears interest at a rate per annum	8.00%
The Company received net proceeds for Adar Bays notes	$ 37,500
The Adar Bays Note was subject to an original issue discount	$ 6,500
Adar Bays note is convertible after 180 days at a conversion price equal to a percentage of the lowest trading price during the twenty trading days prior to the date	62.00%
Adar Bays Notes may be prepaid by us any time within 180 days at a premium for a prepayment within the initial 30 days	115.00%
Adar Bays Notes may be prepaid by us any time within 180 days at a premium for a prepayment after 150 days and before 180 days	145.00%
Adar Bays Notes prepayment premium for the 31-60 day period	121.00%
Adar Bays Notes prepayment premium for the 61-90 day period	127.00%
Adar Bays Notes prepayment premium for the 91-120 day period	133.00%
Adar Bays Notes prepayment premium for the 121-150 day period	139.00%